Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Provision (reversal of provision) for loss on firm purchase commitment	$ 0	$ (824)	$ 10,675
Inventory write down	20,812	70,707	180,900
Carring amount of pledged assets	8,654	8,654
Impairment loss for investments in associates		6,630
Impairment loss on property, plant and equipment	0	756,239	109,027
Provision for deposits for purchases of property, plant and equipment and land use right		111,727
Percentage of VAT on invoice amount	17.00%
Percentage of gross revenues accrued as a warranty liability	1.00%
Warranty expenses	1,836	814	7,888
Accrued warranty cost	18,785	29,219
Shipping cost	6,818	7,676	9,567
Advertising expense	598	464	1,017
Government subsidy	19,997	17,895	49,685
Amortization of deferred revenue	1,779	1,755	1,718
Unamortized subsidies	99,419	114,616
Contribution to employee benefit plan on standard salary base	29.00%
Employee benefits plan expense	2,089	6,636	10,766
Project Assets
Summary Of Significant Accounting Policies [Line Items]
Inventory write down		10,333
Maximum | Modules
Summary Of Significant Accounting Policies [Line Items]
Product warranty period	25 years
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Amortization of land use rights	$ 5,404	$ 5,332	$ 6,281
Land Use Rights | Minimum
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	49 years 6 months
Land Use Rights | Maximum
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	50 years